Inventories	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Inventories	24. Inventories

	2021 £m	2020 £m
Raw materials and consumables	1,772	1,170

Work in progress	1,889	2,395

Finished goods	2,122	2,431
	5,783	5,996